Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (Note 6)		$ 25,667	$ 23,573
Amounts due from related parties (Note 9)		25	58
Inventories		774	849
Derivative assets (Notes 5 and 6)		232
Other current assets	[1]	1,705	1,800
Total current assets		28,403	26,280
Vessels and equipment:
Vessels		1,351,838	1,351,219
Less accumulated depreciation		(183,598)	(158,292)
Net property, plant, and equipment		1,168,240	1,192,927
Derivative assets (Notes 5 and 6)			695
Accrued income		706
Total assets		1,197,349	1,219,902
Current liabilities:
Trade accounts payable		1,949	1,995
Accrued expenses		3,469	3,888
Current portion of long-term debt (Notes 6 and 7)	[1]	53,888	48,535
Current portion of derivative liabilities (Notes 5 and 6)		3,747	5,138
Income taxes payable (Note 8)		18	249
Current portion of contract liabilities		1,518	1,518
Prepaid charter and deferred revenue		6,999	3,365
Amount due to related parties (Note 9)		492	848
Total current liabilities		72,080	65,536
Long-term liabilities:
Long-term debt (Notes 6 and 7)	[1]	594,621	619,187
Derivative liabilities (Notes 5 and 6)		6,028	1,232
Contract liabilities		8,998	9,757
Deferred tax liabilities (Note 8)		919	877
Other long-term liabilities		1,799	2,543
Total liabilities		684,445	699,132
Commitments and contingencies (Note 10)
Partners' capital:
General partner interest		10,148	10,295
Total partners' capital		512,904	520,770
Total liabilities and equity		1,197,349	1,219,902
Common Units [Member]
Partners' capital:
Common and subordinated unitholders		502,756	411,317
Total partners' capital		$ 502,756	411,317
Subordinated Units [Member]
Partners' capital:
Common and subordinated unitholders			99,158
Total partners' capital			$ 99,158

[1]	Effective January 1, 2016, the Partnership implemented ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method. The new guidance is applied retrospectively for all periods presented. As of June 30, 2016 and December 31, 2015 the carrying amount of the deferred debt issuance cost was $3.5 million and $4.0 million, respectively.